Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 4 — INCOME TAXES
The provision for income taxes consists of the following (dollars in millions):

	2022	2021	2020
Current:
Federal	$1,222	$1,769	$1,021
State	206	311	126
Foreign	18	15	5
Deferred:
Federal	261	24	(73)
State	27	(18)	(39)
Foreign	12	11	3

	$1,746	$2,112	$1,043

Our provision for income taxes for the years ended December 31, 2022, 2021 and 2020 included tax benefits of $77 million, $119 million and $92 million, respectively, related to the settlement of employee equity awards. Our foreign pretax income was $66 million, $64 million and $9 million for the years ended December 31, 2022, 2021 and 2020, respectively.
A reconciliation of the federal statutory rate to the effective income tax rate follows:

	2022	2021	2020
Federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal tax benefit	2.3	2.0	1.9
Change in liability for uncertain tax positions	0.7	0.7	(0.2)
Tax benefit from settlements of employee equity awards	(0.9)	(1.2)	(1.8)
Other items, net	0.5	0.8	0.8

Effective income tax rate on income attributable to HCA Healthcare, Inc.	23.6	23.3	21.7
Income attributable to noncontrolling interests from consolidated partnerships	(3.3)	(1.8)	(2.5)

Effective income tax rate on income before income taxes	20.3%	21.5%	19.2%

A summary of the items comprising our deferred tax assets and liabilities at December 31 follows (dollars in millions):

	2022		2021
	Assets	Liabilities	Assets	Liabilities
Depreciation and fixed asset basis differences	$—	$938	$—	$737
Allowances for professional liability and other risks	430		426	—
Accounts receivable	368		348	—
Compensation	402		502	—
Right-of-use lease assets and obligations	451	438	428	419
Other	536	698	499	652

	$2,187	$2,074	$2,203	$1,808

At December 31, 2022, federal and state net operating loss carryforwards (expiring in years 2025 through 2039) available to offset future taxable income approximated $28 million and $193 million, respectively. Utilization of net operating loss carryforwards in any one year may be limited.
The following table summarizes the activity related to our gross unrecognized tax benefits, excluding accrued interest of $129 million and $99 million as of December 31, 2022 and 2021, respectively (dollars in millions):

	2022	2021
Balance at January 1	$576	$469
Additions based on tax positions related to the current year	25	57
Additions for tax positions of prior years	50	66
Reductions for tax positions of prior years	(4)	(6)
Settlements	(1)	(3)
Lapse of applicable statutes of limitations	(7)	(7)

Balance at December 31	$639	$576

Unrecognized tax benefits of $278 million as of December 31, 2022 ($217 million as of December 31, 2021) would affect the effective rate, if recognized.
The Internal Revenue Service (“IRS”) was conducting an examination of the Company’s 2016, 2017 and 2018 federal income tax returns and the 2019 return for one affiliated partnership at December 31, 2022. We are also subject to examination by state and foreign taxing authorities. Depending on the resolution of any federal, state and foreign tax disputes, the completion of examinations by federal, state or foreign taxing authorities, or the expiration of statutes of limitation for specific taxing jurisdictions, we believe it is reasonably possible that our liability for unrecognized tax benefits may significantly increase or decrease within the next 12 months. However, we are currently unable to estimate the range of any possible change.